Risk Management - Disclosure of management adjustments to models for impairment and Economic uncertainty management adjustments by stage (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,204,773)	£ (1,172,063)
Proportion of management adjustments to total impairment allowance	(0.80%)	(0.40%)
Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	6.70%	13.00%
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,860	£ 4,514
Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	300	0
Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,860	4,514
Total impairment allowance | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	496	238
Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,889	4,532
Impairment allowance pre management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	463	207
ECL collectively assessed | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,712	3,998
ECL from individually assessed impairments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	329	289
Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29)	(18)
Management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	31
Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	16
Economic uncertainty adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29)	(34)
Other adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	31
Loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (144,827)	£ (146,201)
Proportion of management adjustments to total impairment allowance	(0.60%)	(0.40%)
Loans and advances at amortised cost | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 489	£ 236
Loans and advances at amortised cost | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	491	610
Loans and advances at amortised cost | Stage 1 | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	99	35
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,063	1,477
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	226	73
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,866	1,930
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	164	128
Loans and advances at amortised cost | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,840	4,490
Loans and advances at amortised cost | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,862	4,508
Loans and advances at amortised cost | ECL collectively assessed | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,700	4,000
Loans and advances at amortised cost | ECL from individually assessed impairments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	300	300
Loans and advances at amortised cost | ECL from non-modelled exposures | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	100	200
Loans and advances at amortised cost | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(22)	(18)
Loans and advances at amortised cost | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	16
Loans and advances at amortised cost | Economic uncertainty adjustments | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		4
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		12
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Loans and advances at amortised cost | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(22)	(34)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,956)	£ (8,002)
Proportion of management adjustments to total impairment allowance	7.30%	(0.80%)
Retail mortgages | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 41	£ 360	£ 393
Retail mortgages | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8	11	12
Retail mortgages | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1	28	25
Retail mortgages | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32	321	356
Retail mortgages | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	41	360
Retail mortgages | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38	363
Retail mortgages | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3	(3)
Retail mortgages | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Retail mortgages | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3	(3)
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (19,749)	£ (24,511)
Proportion of management adjustments to total impairment allowance	(0.90%)	0.30%
Retail credit cards | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,970)
Proportion of management adjustments to total impairment allowance	0.00%	0.00%
Retail credit cards | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,192)	£ (2,034)
Proportion of management adjustments to total impairment allowance	13.70%	11.20%
Retail credit cards | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,557	£ 2,776	2,276
Retail credit cards | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	271	0
Retail credit cards | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	116	124
Retail credit cards | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	334	412	331
Retail credit cards | Stage 1 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	64	0
Retail credit cards | Stage 1 | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18	15
Retail credit cards | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	807	1,138	1,127
Retail credit cards | Lifetime expected credit losses | Stage 2 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	161	0
Retail credit cards | Lifetime expected credit losses | Stage 2 | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29	41
Retail credit cards | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,416	1,226	818
Retail credit cards | Lifetime expected credit losses | Stage 3 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	46	0
Retail credit cards | Lifetime expected credit losses | Stage 3 | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	69	68
Retail credit cards | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,607	2,861
Retail credit cards | Total impairment allowance | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	277	0
Retail credit cards | Total impairment allowance | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	117	125
Retail credit cards | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,630	2,852
Retail credit cards | Impairment allowance pre management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	277	0
Retail credit cards | Impairment allowance pre management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	101	111
Retail credit cards | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(23)	9
Retail credit cards | Management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Retail credit cards | Management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16	14
Retail credit cards | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Retail credit cards | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(23)	9
Retail credit cards | Other adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Retail credit cards | Other adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16	14
Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,918)	£ (3,366)
Proportion of management adjustments to total impairment allowance	11.10%	(19.20%)
Retail other | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,328)	£ (1,821)
Proportion of management adjustments to total impairment allowance	17.50%	15.00%
Retail other | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 31	£ 45	238
Retail other | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	97	112
Retail other | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5	8	38
Retail other | Stage 1 | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16	20
Retail other | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1	2	29
Retail other | Lifetime expected credit losses | Stage 2 | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	32
Retail other | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	25	35	171
Retail other | Lifetime expected credit losses | Stage 3 | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48	60
Retail other | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36	52
Retail other | Total impairment allowance | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	97	113
Retail other | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32	62
Retail other | Impairment allowance pre management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	80	96
Retail other | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4	(10)
Retail other | Management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17	17
Retail other | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Retail other | Economic uncertainty adjustments | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Retail other | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4	(10)
Retail other | Other adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17	17
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (116,204)	£ (110,322)
Proportion of management adjustments to total impairment allowance	(0.50%)	(1.20%)
Corporate loans | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (54)
Proportion of management adjustments to total impairment allowance	0.00%	0.00%
Corporate loans | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 791	£ 836	872
Corporate loans | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5	0
Corporate loans | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	144	179	304
Corporate loans | Stage 1 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1	0
Corporate loans | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	254	309	275
Corporate loans | Lifetime expected credit losses | Stage 2 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3	0
Corporate loans | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	393	348	£ 293
Corporate loans | Lifetime expected credit losses | Stage 3 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1	0
Corporate loans | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,156	1,217
Corporate loans | Total impairment allowance | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5	0
Corporate loans | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,162	1,231
Corporate loans | Impairment allowance pre management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5	0
Corporate loans | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(6)	(14)
Corporate loans | Management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Corporate loans | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	16
Corporate loans | Economic uncertainty adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Corporate loans | Economic uncertainty adjustments | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		4
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		12
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Corporate loans | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(6)	(30)
Corporate loans | Other adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded Card portolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	£ 0
Debt securities at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	(35.00%)	0.00%
Debt securities at amortised cost | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20	£ 24
Debt securities at amortised cost | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27	24
Debt securities at amortised cost | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(7)	0
Debt securities at amortised cost | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Debt securities at amortised cost | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(7)	£ 0
Financial assets at fair value through other comprehensive income | Management adjustments | Barclays Investment Bank | Other financial assets subject to impairment | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2)
Reverse repurchase agreements | Management adjustments | Barclays Investment Bank | Other financial assets subject to impairment | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2)
Cash collateral and settlements | Management adjustments | Barclays Investment Bank | Other financial assets subject to impairment | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1)